GOODWILL - Testing for impairment of goodwill (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Key assumptions applied in impairment testing [Abstract]
Projection period used in revenue growth assumption	3 years
Average revenue growth rate	9.20%	7.90%	5.60%
Average Gross Margin	29.00%	26.20%	25.50%
Discount Rate	13.20%	13.20%	10.60%
Terminal Growth Rate	5.00%	5.00%	5.00%